Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
(Loss) Income before income tax	$ (71,851)	$ (296,084)	$ 227,971
Depreciation and amortization	330,198	310,475	292,140
Impairment loss of long-lived assets	32,870	114,643	32,512
Share in the results of associates	(21,223)	(23,536)	(1,885)
Interest, foreign exchange and other financial effects	230,858	137,405	127,630
Loss on sale and write-off of property, plant and equipment	16,183	3,734	698
Gain on divestments	(9,028)
Other restoration obligations		6,960
Tax voluntary disclosure – VAT matters		102,939
Changes in provisions and other assets impairments	(15,512)	(37,800)	84,393
Changes in fair value of loans and financings	3,627	525	1,472
Debt modification gain	(3,142)
Changes in fair value of derivative financial instruments	(194)	(12,514)	(14,947)
Changes in fair value of energy forward contracts	(81)	15,663
Changes in fair value of offtake agreement	3,347	(2,268)	(24,267)
Contractual obligations	21,084	10,121	10,565
Price cap on offtake agreement	(3,246)
Decrease (increase) in assets
Trade accounts receivable	(85,208)	58,067	(29,215)
Inventory	(34,728)	127,002	(75,071)
Other financial instruments	(4,762)	13,271	8,648
Other assets	(117,318)	(70,948)	(72,607)
Increase (decrease) in liabilities
Trade payables	139,089	(451)	(32,476)
Confirming payables	38,335	17,074	(16,348)
Other liabilities	82,980	(42,785)	(17,448)
Cash provided by operating activities	532,278	431,493	501,765
Interest paid on loans and financings	(128,068)	(113,018)	(109,263)
Interest paid on lease liabilities	(11,645)	(6,086)	(1,543)
Premium paid on bonds repurchase	(7,069)		(3,277)
Income tax paid	(35,776)	(56,191)	(118,719)
Net cash provided by operating activities	349,720	256,198	268,963
Cash flows from investing activities
Additions of property, plant and equipment	(259,010)	(310,150)	(382,468)
Additions of intangible assets	(5,748)	(3,087)	(4,595)
Net sales of financial investments	(663)	19,556	10,647
Purchase of stake in subsidiary from non-controlling shareholders	510
Proceeds from the sale of property, plant and equipment	738	1,229	751
Proceeds from the sale of Morro Agudo	2,078
Dividends received	25,185	22,100	7,867
Investments in equity instruments	(700)		(7,000)
Acquisition of additional shares in associates			(4,136)
Net cash used in investing activities	(237,610)	(270,352)	(378,934)
Cash flows from financing activities
New loans and financings	799,439	56,408	95,621
Debt issue costs	(7,577)	(74)	(128,533)
Payments of loans and financings	(681,475)	(27,087)	(24,639)
Payments of lease liabilities	(32,056)	(15,170)	(19,424)
Dividends paid	(15,529)	(23,713)	(68,466)
Contribution of non-controlling interest capital	(866)
Payments of share premium		(25,000)	(6,126)
Net cash provided by (used in) financing activities	61,936	(34,636)	(151,567)
Foreign exchange effects on cash and cash equivalents	(10,768)	8,223	15,547
Increase (decrease) in cash and cash equivalents	163,278	(40,567)	(245,991)
Cash and cash equivalents at the beginning of the year	457,259	497,826	743,817
Cash and cash equivalents at the end of the year	620,537	457,259	497,826
Non-cash investing and financing transactions
Additions to right-of-use assets	(64,955)	(68,428)	(2,450)
Additions to property, plant and equipment	(18,581)
Write-offs of property, plant and equipment	16,579	4,089	1,449
Write-offs of right of use assets	(5,348)	(7,374)
Additions to intangible assets related to offtake agreement and other intangibles			(52,934)
Increase in investment in associates			(32,456)
Derecognition of Nexa’s share of Enercan’s property, plant and equipment, intangible assets and financial investments			$ 46,858